Other Disclosures on Cash Flows - Summary of Other Disclosures on Cash Flows (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-cash operating activities
Fair value adjustment on accounts receivable from card issuers	R$ 92,063
Non-cash investing activities
Property and equipment and intangible assets acquired through finance lease	4,339
Non-cash financing activities
Unpaid consideration for acquisition of non-controlling shares (Note 29)	5,022	R$ 29,480	R$ 2,398
Property and equipment, and intangible assets
Additions	(92,546)	(108,146)
Purchases not paid at year end	18,160
Purchases of property and equipment	(140,887)	(140,982)	(31,621)
Net book value (Note 12 / Note 13)	24,133	14,489	10,897
Loss on disposal of property and equipment and intangible assets	(10,712)	(5,461)	(1,139)
Proceeds from disposal of property and equipment and intangible assets	13,421	9,028	9,758
Cost [member]
Property and equipment, and intangible assets
Additions	R$ (159,047)	R$ (140,982)	R$ (31,621)